Financial Income and Expense, Net - Schedule of Financial Income and Expense, Net (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial income:
Income on financial investments(i)	[1]	R$ 328	R$ 209	R$ 356
Interest income		799	638	211
Discounts obtained		15	42	11
Mercos deferred and contingent consideration adjustment			16,029
Subscription rights fair value adjustment		3,933
Exchange variation (foreign exchange profit)		2,096
Total		7,171	16,918	578
Financial Expenses:
Contingent consideration fair value adjustments		(40,535)	(16,294)	(32,365)
Interest on loans, financing and debentures		(12,985)	(12,425)	(5,513)
Subscription rights fair value adjustment			(1,334)	(2,619)
Other interest and expense		(6,579)	(3,388)	(1,747)
Exchange variation (foreign exchange losses)		(95)	(111)	(68)
Exposure premium expense		(2,087)	(96)	(745)
Total		(62,281)	(33,648)	(43,057)
Financial income and expense, net		R$ (55,110)	R$ (16,730)	R$ (42,479)

[1]	The increase in the fair value adjustment of contingent consideration as of December 31, 2023, is due to the remeasurement of the contingent consideration, driven by higher revenue and interest recorded in 2023 compared to 2022.